Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income		$ 176	$ 223	$ 526	$ 471
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	141	(22)	194	(74)
Total of items to eventually recycle		141	(22)	194	(74)
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	(3)	5	5	19
Fair value adjustments on equity securities, net of taxes	[3]	51	4	63	5
Total of items never to be recycled		48	9	68	24
Total comprehensive income		365	210	788	421
Total comprehensive income for the period attributable to:
Shareholders of Alcon Inc.		365	210	788	421
Non-controlling interests		$ 0	$ 0	$ 0	$ 0

[1]	Amounts are net of tax expense of $2 million and $1 million for the three months ended June 30, 2025 and 2024, respectively. Amounts are net of tax expense of $3 million and $0.5 million for the six months ended June 30, 2025 and 2024, respectively.
[2]	Amount is net of tax benefit of $0.6 million for the three months ended June 30, 2025. Amount is net of tax expense of $2 million for the three months ended June 30, 2024. Amounts are net of tax expense of $1 million and $6 million for the six months ended June 30, 2025 and 2024, respectively.
[3]	Amounts are net of tax expense of $8 million and $0.9 million for the three months ended June 30, 2025 and 2024, respectively. Amounts are net of tax expense of $10 million and $1 million for the six months ended June 30, 2025 and 2024, respectively.